DEBT OBLIGATIONS (Details 2) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Current Additional Information
Debt Instrument Maturity Date	Jan. 01, 2026
Debt Current
Revolving Credit Facility	$ 1,240	$ 0
Term loan GBP	629	0
Term loan JPY	68	0
Bank and financial institutions	15	75
Principal amount currently outstanding on the debt instruments	514	521
Current maturities of long term liabilities	810	989
Debt, Current, Total	$ 3,276	$ 1,585
Notes Payable To Banks [Member]
Debt Current Additional Information
Weighted average interest rate	5.79%
Convertible Debt [Member]
Debt Current Additional Information
Weighted average interest rate	0.25%